CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Statement of Income and Comprehensive Income [Abstract]
Net (Loss) Earnings	$ 13,779	$ 41,413	$ 11,256
Change in pension and post retirement benefits adjustment (net of tax)	11,296	771	(9,338)
Total	$ 25,075	$ 42,184	$ 1,918